Software Development Costs (Schedule Of Software Development Costs) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Software Development Costs		$ 240,561	$ 0
Less: Accumulated Amortization		0	0
Net	$ 521,146	$ 240,561	$ 0